Share-based Issuances (Details - Options by Exercise Price) - Equity Option [Member] - $ / shares		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		1,664,419	1,663,173
Weighted average exercise price - options outstanding		$ 2.38	$ 2.45
Weighted average contractural term	[1]	7 years 8 months 15 days
Options exercisable		1,125,537
Weighted average exercise price - options exercisable	[1]	$ 2.59
$2.70 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		22,264
Weighted average exercise price - options outstanding		$ 2.70
Weighted average contractural term	[1]	1 year
Options exercisable		22,264
Weighted average exercise price - options exercisable	[1]	$ 2.70
$2.90 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		53,128
Weighted average exercise price - options outstanding		$ 2.90
Weighted average contractural term	[1]	4 years 4 months 9 days
Options exercisable		53,128
Weighted average exercise price - options exercisable	[1]	$ 2.90
$4.26 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		171,197
Weighted average exercise price - options outstanding		$ 4.26
Weighted average contractural term	[1]	5 years 11 months 23 days
Options exercisable		169,793
Weighted average exercise price - options exercisable	[1]	$ 4.26
$2.79 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		772,194
Weighted average exercise price - options outstanding		$ 2.79
Weighted average contractural term	[1]	7 years 5 months 23 days
Options exercisable		553,122
Weighted average exercise price - options exercisable	[1]	$ 2.79
$1.79 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		206,250
Weighted average exercise price - options outstanding		$ 1.79
Weighted average contractural term	[1]	8 years 2 months 26 days
Options exercisable		68,437
Weighted average exercise price - options exercisable	[1]	$ 1.79
$1.21 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		389,386
Weighted average exercise price - options outstanding		$ 1.21
Weighted average contractural term	[1]	9 years 2 months 12 days
Options exercisable		258,793
Weighted average exercise price - options exercisable	[1]	$ 1.21
Exercise Price 7 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		50,000
Weighted average exercise price - options outstanding		$ 0.39
Weighted average contractural term	[1]	10 years
Options exercisable		0
Weighted average exercise price - options exercisable	[1]	$ 0.39

[1]	Price and Life reflect the weighted average exercise price and weighted average remaining contractual life, respectively.